Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0001912938
Registrant Name	First Trust Private Assets Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A